SCHEDULE OF SHARE CAPITAL APPLICATION (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
At beginning of financial year	7,479,745	6,078,341
Issued	964,715	1,401,404
At end of financial year	8,444,460	7,479,745
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	6,548,960	3,500,000
Transfer from share application monies	1,141,395	858,605
Issued	1,222,650	2,190,355
At end of financial year	8,913,005	6,548,960
Share Applicationmonies [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	1,141,395
Amount received		2,000,000
Transfer to paid-up capital	(1,141,395)	(858,605)
At end of financial year		1,141,395